Commitments and Contingencies (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitments
Total rent expense for operating leases	$ 252	$ 267	$ 263
Maximum
Commitments
Term of programming contracts	10 years
Minimum
Commitments
Term of programming contracts	1 year